Note 10 - Financial Instruments (Details Textual) xbrli-pure in Thousands, $ in Millions	Mar. 31, 2020 USD ($)	Dec. 31, 2019
Long-term Debt, Fair Value	$ 81.6
Difference Between Fair Value and Carrying Value	0.2
Long-term Debt, Total	$ 81.9
Interest Rate Swap [Member]
Derivative, Number of Instruments Held, Total	0	0